AMERICAN STOCK EXCHANGE®
Equities Options ETFs

06024080

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

Cert Amx

1-9466

February 28, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAR 03 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange has received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

2.00% Notes
Linked to Morgan Stanley

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas